Organization and Business Operations (Details Textual)	1 Months Ended							6 Months Ended	12 Months Ended
	Sep. 19, 2014 shares	Dec. 21, 2012 USD ($) $ / shares shares	Jun. 30, 2011 USD ($)	May. 16, 2011 USD ($)	Jan. 31, 2011 USD ($)	May. 20, 2010 USD ($) shares	May. 20, 2010 HKD shares	Jun. 30, 2011 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares	May. 26, 2011 HKD HKD / shares shares	May. 20, 2010 HKD HKD / shares	Jun. 15, 2007 USD ($)
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001	$ 0.0001
Common Stock Held in Trust | $		$ 41,600,000
Convertible Debt [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Debt Instrument, Face Amount | $			$ 4,000,000	$ 10,000,000	$ 4,000,000			$ 4,000,000	$ 0	$ 18,000,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%	6.00%			6.00%
Debt Instrument, Interest Rate, Increase (Decrease)			15.00%	15.00%	15.00%			15.00%
Maximum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									8.20%	8.70%
Minimum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									3.90%	3.90%
Jiangsu Delta [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Sale of Stock, Price Per Share | HKD / shares												HKD 1.00
Sale of Stock, Consideration Received on Transaction | $						$ 28,800,000
Sale of Stock, Consideration Received Per Transaction | HKD							HKD 10,000
Sale of Stock, Number of Shares Issued in Transaction						10,000	10,000
Jiangsu Delta [Member] | Maximum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital | $													$ 42,000,000
Jiangsu Delta [Member] | Minimum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital | $													$ 28,800,000
Delta Advanced [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | HKD / shares											HKD 1.00
Total Issued Subscription Price						$ 8,800,000						HKD 68,640,000
Premium Per Share On Share Issued | HKD / shares												HKD 6,863
Additional Shares Issued Through Bonus Shares											39,990,000
Additional Value Issued Through Bonus Shares | HKD											HKD 39,990,000
British Virgin Islands Corporation [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	6,060,000
Stock Issued During Period, Shares, Acquisitions	4,560,000
Common Stock, Capital Shares Reserved for Future Issuance	1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Description	Payment Shares, if any, will be issued as follows: (a) 500,000 shares shall be issued if the Company achieves Adjusted Net Income (as defined in the stock purchase agreement) of at least $8 million for the period starting July 1, 2014 and ending June 30, 2015; (b) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $9.2 million for the period starting July 1, 2015 and ending June 30, 2016; (c) 500,000
Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Acquisitions									2,337,059
Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, Issued for Services | $		2,720
Private Placement [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Issuance of Warrants | $		$ 3,375,000
Warrants Issued During Period		4,500,000
Stock Issued During Period, Shares, New Issues		4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.75
IPO [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues | $		$ 40,000,000
Stock Issued During Period, Shares, New Issues		4,000,000
Shares Issued, Price Per Share | $ / shares		$ 10.00
IPO [Member] | Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | $ / shares		10.00
IPO [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Under Writers [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Issued for Services		136,000